Net Earnings per Share (Summary of Net Earnings per Share) (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
WEIGHTED AVERAGE NUMBER OF COMMON SHARES	569,664,000	569,657,000
Dilutive effect of stock options	1,625,000	29,000
Weighted average number of diluted common shares	571,289,000	569,686,000